Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Dingdong (Cayman) Limited
Entity Central Index Key	0001854545
Entity File Number	001-40533
Entity Incorporation, State or Country Code	E9
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	Building 6
Entity Address, Address Line Two	500 Shengxia Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200125
Document Registration Statement	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Building 6
Entity Address, Address Line Two	500 Shengxia Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200125
Country Region	86
City Area Code	21
Local Phone Number	6858-5011
Contact Personnel Name	Le Yu
Contact Personnel Email Address	ir@100.me
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (two American depositary shares representing three Class A ordinary share, par value US$0.000002 per share)
Trading Symbol	DDL
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.000002 per share
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	299,797,728
No Trading Symbol Flag	true
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	54,543,800